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April 2, 2018

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20543

Re:	BMO Funds, Inc. (the “Registrant”)

File Nos. 33-48907 and 811-58433

Dear Ms. O’Neal-Johnson:

This letter responds to oral comments received from you on Monday, March 26, 2018, regarding the preliminary proxy statement on Schedule 14A filed by the BMO Pyrford International Stock Fund (the “International Stock Fund”), the BMO Mid-Cap Value Fund (the “Mid-Cap Value Fund”) and the BMO Small-Cap Value Fund (the “Small-Cap Value Fund” and, together with the Mid-Cap Value Fund, the “Value Funds”).

Your comments and the Registrant’s responses are set forth below. Capitalized terms used in this response letter but not defined herein shall have the same meaning as in the preliminary proxy statement. Please note that concurrently with the filing of this response letter, the Registrant is filing a definitive proxy statement for the Funds pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, which incorporates the comments specified below. The Registrant anticipates mailing the definite proxy statement to shareholders of the Funds on or about April 10, 2018.

Comments Relating to the International Stock Fund

1.	Comment: Please add the word “Conversion” before the word “Proposal” at the beginning of the bolded proposal language on page 2 of the proxy statement.

Response: The requested change has been made.

2.	Comment: Please include an estimate of the conversion costs in the proxy statement in the section entitled “Expenses” on page 4.

Response: The requested change has been made.

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN AND WASHINGTON, D.C.

GODFREY & KAHN, S.C. IS A MEMBER OF TERRALEX,® A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.

Ms. O’Neal-Johnson

April 2, 2018

3.	Comment: Please bold the second sentence under “Comparison of Class Y and Class A Shares” on page 4 of the proxy statement relating to information about fees and expenses.

Response: The requested change has been made.

Comments Relating to the Value Funds

1.	Comment: Please add to the Questions and Answers that precede the proxy statement a question and answer relating to the reasons the Value Funds’ adviser recommended the liquidation, rather than the conversion, of the Class R3 shares of the Value Funds.

Response: The requested change has been made.

2.	Comment: Please add to the Questions and Answers that precede the proxy statement a brief statement about the federal income tax treatment of Individual Retirement Account (“IRA”) investors and include a cross-reference to the more lengthy discussion of IRAs in the proxy statement.

Response: The requested change has been made.

3.	Comment: Please add the word “Liquidation” before the word “Proposal” at the beginning of the bolded proposal language on page 8 of the proxy statement.

Response: The requested change has been made.

4.	Comment: Please clarify the meaning of the last sentence of the section entitled “Satisfaction of Federal Income and Excise Tax Distribution Requirements” on page 9 of the proxy statement.

Response: The requested clarification has been made.

5.	Comment: Please include an estimate of the liquidation costs in the proxy statement under the section entitled “Expenses” on page 10.

Response: The requested change has been made.

Comments Relating to the Proxy Cards

1.	Comment: Please add the word “Conversion” before the word “Proposal” on the proxy card for the International Stock Fund.

Response: The requested change has been made.

Ms. O’Neal-Johnson

April 2, 2018

2.	Comment: Please add the word “Liquidation” before the word “Proposal” on the proxy cards for each of the Value Funds.

Response: The requested change has been made.

*            *             *

If you have any questions regarding these responses, please contact the undersigned at (414) 287-9648.

Very truly yours, GODFREY & KAHN, S.C. /s/ Julie A. D’Angelo Julie A. D’Angelo

cc:	Working Group